Significant Transactions - Lendmark Sale (Details Narrative) $ in Millions	Dec. 19, 2016 USD ($)	Aug. 03, 2016 USD ($)	Nov. 13, 2015	Nov. 12, 2015 USD ($) Integer	May 13, 2016	May 02, 2016 USD ($)	Mar. 31, 2016 USD ($)	Sep. 30, 2015 USD ($)
Business Acquisition [Line Items]
Number of extensions					2
Sale of Branches to Lendmark [Member]
Business Acquisition [Line Items]
Consideration, percent of aggregate unpaid loan balance				103.00%
Number of days to close			120 days
Number of branches divested | Integer				127
Aggregate purchase price						$ 624
Sale of Branches to Lendmark [Member] | Maximum [Member]
Business Acquisition [Line Items]
Purchase price threshold for limitations on sale				$ 695
Real Estate Sale [Member]
Business Acquisition [Line Items]
Aggregate purchase price	$ 58	$ 246
Gain (loss) on sale	$ (1)	$ (4)
Consumer Loan [Member] | Sale of Branches to Lendmark [Member]
Business Acquisition [Line Items]
Loans receivable held for sale								$ 608
Finance receivable, unpaid principal balance, to be sold							$ 600